ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
BALANCE SHEETS
	March 31, 2019	March 31, 2020
	RMB	RMB	US$ (Note 2)
ASSETS:
Current Assets:
Cash and cash equivalents	1	14,240	2,011
Advances to suppliers	553	-	-
Prepaid expenses and other current assets	-	117	17
Total current assets	554	14,357	2,028
Amounts due from subsidiaries and consolidated VIEs	1,717	1,333,084	188,266
Intangible assets, net	101,283	80,683	11,395
TOTAL ASSETS	103,554	1,428,124	201,689
LIABILITIES AND SHAREHOLERS' (DEFICIT) EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	-	6,813	962
Amounts due to subsidiaries and consolidated VIEs	9,143	22,370	3,159
Total current liabilities	9,143	29,183	4,121
Deferred income	-	10,033	1,417
Deficits of investments in subsidiaries and consolidated VIEs	185,001	204,588	28,893
Total liabilities	194,144	243,804	34,431
Shareholders' (deficit) equity:
Ordinary shares (US$0.000000001 par value; 1,000,000,000 shares authorized, 363,572,659 shares issued and outstanding as of March 31, 2019)	-	-	-
Class A ordinary shares (US$0.000000001 par value; 822,665,750 shares authorized, 246,122,394 shares issued and outstanding as of March 31, 2020)	-	-	-
Class B ordinary shares (US$0.000000001 par value; 177,334,250 shares authorized, 174,834,250 shares issued and outstanding as of March 31, 2020)	-	-	-
Additional paid-in capital	701,041	1,504,848	212,525
Subscription receivable	(558,996)	-	-
Accumulated deficit	(232,635)	(325,126)	(45,916)
Other comprehensive income	-	4,598	649
Total ruhnn shareholders' (deficit) equity	(90,590)	1,184,320	167,258
Total shareholders' (deficit) equity	(90,590)	1,184,320	167,258
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	103,554	1,428,124	201,689

STATEMENTS OF COMPREHENSIVE LOSS

	Year Ended March 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2)
Operating expenses:
General and administrative	-	(98)	(13,760)	(1,943)
Loss from operations	-	(98)	(13,760)	(1,943)
Other income (loss):
Interest income	-	-	284	40
Other income, net	-	-	2,162	305
Foreign exchange loss	-	-	(30)	(4)
Equity in losses of subsidiaries and consolidated VIEs	(104,005)	(73,148)	(81,147)	(11,460)
Net loss	(104,005)	(73,246)	(92,491)	(13,062)
Other comprehensive loss:
Foreign currency translation adjustments	-	-	4,598	649
Comprehensive loss	(104,005)	(73,246)	(87,893)	(12,413)

STATEMENTS OF CASH FLOWS

	Years Ended March 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2)
Net cash provided by (used in) operating activities	-	1	(17,510)	(2,473)
Net cash used in investing activities	-	-	(1,292,965)	(182,602)
Net cash provided by financing activities	-	-	1,324,438	187,047
Effect of exchange rate changes on cash, cash equivalents and restricted cash	-	-	276	39
Increase in cash and cash equivalents and restricted cash	-	1	14,239	2,011
Cash, cash equivalents and restricted cash at beginning of year	-	-	1	-
Cash, cash equivalents and restricted cash at end of year	-	1	14,240	2,011